SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Foreign Currencies Translation
	March 31, 2022	March 31, 2021
Period-end HKD:US$ exchange rate	0.1277	0.1286
Period average HKD:US$ exchange rate	0.1281	0.1289
Period-end SGD:US$ exchange rate	0.7386	0.7433
Period average SGD:US$ exchange rate	0.7396	0.7507

Translation of amounts from HKD and SGD into US$ have been made at the following exchange rates for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Year-end HKD:US$ exchange rate	0.12825	0.12899
Average HKD:US$ exchange rate	0.12839	0.12894
Year-end SGD:US$ exchange rate	0.74111	0.75645
Average SGD:US$ exchange rate	0.73693	0.74365